Concentrations	12 Months Ended
Sep. 30, 2025
Concentrations [Abstract]
CONCENTRATIONS
24.	CONCENTRATIONS

Credit risk

As of September 30, 2025 and 2024, cash and cash equivalents balances in the PRC were $9,343,368 and $5,166,851, respectively, which were primarily deposited in financial institutions located in Mainland China. Each bank account is insured by PBOC (the central bank of China) with the maximum limit of RMB500,000 (equivalent to $71,249). To limit exposure to credit risk relating to deposits, the Company primarily places cash and cash equivalent deposits with large financial institutions in China which management believes are of high credit quality and management also continually monitors the financial institutions’ credit worthiness.

Foreign Currency Risk

Foreign currency risk primarily arises from future commercial transactions and recognized assets and liabilities denominated in a currency other than the functional currency of the relevant entities. The Company manages its foreign currency risk by performing regular reviews of the Company’s net foreign exchange exposures and tries to minimize non-functional currency transactions.

The Company operates mainly in the Mainland China with most of the transactions settled in RMB. Management considers that the business is not exposed to significant foreign exchange risk as there are no significant assets or liabilities of the Company denominated in the currencies other than the respective functional currencies of the Company’s entities.

Interest Rate Risk

Fluctuations in market interest rates may negatively affect the Company’s financial conditions and results of operations. The Company is exposed to floating interest rate risk on bank deposits and floating rate borrowings, and the risks due to changes in interest rates are not material. The Company has not used any derivative financial instruments to manage interest risk exposure.

Liquidity Risk

As of September 30, 2025 and 2024, the Company had $9,343,368 and 5,166,851 in cash. The Company intends to maintain sufficient cash and cash equivalents. Due to the dynamic nature of the underlying business, the policy of the Company is to regularly monitor the Company’s liquidity risk and to maintain adequate liquid assets such as cash and cash equivalents, or to retain adequate financing arrangements to meet the Company’s liquidity requirements.

The Company expects that its existing cash and cash equivalents will be sufficient to fund its operations and meet all of its obligations as they fall due for at least twelve months from the date of the issuance of financial statements.

Concentrations of customers

The following table sets forth information as to each customer that accounted for 10% or more of the Company’s revenues for the years ended September 30, 2025, and 2024.

	For year ended September 30,
	2025			2024
Customers	Amount		Percentage	Amount	Percentage
A	$	*	*	$5,640,845	11.31%

*	represented the percentage below 10%

The following table sets forth a summary of single customers who represent 10% or more of the Company’s trade receivables：

	For year ended September 30,
	2025		2024
Customers	Amount	Percentage	Amount	Percentage
A	$2,960,676	29.14%	$4,598,274	41.29%
B	2,635,125	25.94%	*	*
C	1,212,345	11.93%	1,356,695	12.18%
D	*	*	1,348,975	12.11%

*	represented the percentage below 10%

Concentration of suppliers

The following table sets forth information as to each supplier that accounted for 10% or more of the Company’s purchase for the years ended September 30, 2025 and 2024.

	For year ended September 30,
	2025		2024
Suppliers	Amount	Percentage	Amount	Percentage
A	$10,182,721	18.07%	$7,650,136	17.29%
B	7,309,393	12.97%	7,811,310	17.66%
C	6,195,289	10.99%	*	*
D	5,646,083	10.02%	*	*

*	represented the percentage below 10%

The following table sets forth a summary of single supplier who represent 10% or more of the Company’s trade payables:

	As of September 30,
	2025		2024
Suppliers	Amount	Percentage	Amount	Percentage
A	$1,736,521	40.26%	$863,253	65.55%
B	850,441	19.72%	*	*

*	represented the percentage below 10%